Additional Disclosures on Financial Instruments - Additional Information (Details)	1 Months Ended	6 Months Ended
	May 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€) Y	Jun. 30, 2022 item	Jun. 30, 2023 $ / shares	May 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Additional Disclosures on Financial Instruments
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period		0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 3 of fair value hierarchy, liabilities		€ 0
Number of Level 3 instruments outstanding | item			0
Dividend rate
Additional Disclosures on Financial Instruments
Significant unobservable input, liabilities		0
Annual conditional probabilities of the Additional Funding Amount | Warrants
Additional Disclosures on Financial Instruments
Fair value of warrant at increase in unobservable input		€ 5,794,000
RDO & 2022 PIPE Warrants
Additional Disclosures on Financial Instruments
Exercise price | $ / shares				$ 1.00		$ 1.30
RDO & 2022 PIPE Warrants | Historical and implied volatilities
Additional Disclosures on Financial Instruments
Significant unobservable input, liabilities		79				70
RDO & 2022 PIPE Warrants | Term input
Additional Disclosures on Financial Instruments
Significant unobservable input, liabilities | Y		4
May 2023 Warrants
Additional Disclosures on Financial Instruments
Exercise price | $ / shares					$ 1.00
Percentage of probability of receipt of Additional Funding Amount	85.00%
May 2023 Warrants | Warrants
Additional Disclosures on Financial Instruments
Percentage of probability of receipt of Additional Funding Amount		85.00%
May 2023 Warrants | Historical and implied volatilities
Additional Disclosures on Financial Instruments
Significant unobservable input, liabilities		69
Percentage, up	10.00%
Fair value of warrant at decrease in unobservable input	€ (83,030,000)
Fair value of warrant at increase in unobservable input	€ (82,694,000)
May 2023 Warrants | Term input
Additional Disclosures on Financial Instruments
Significant unobservable input, liabilities | Y		15
May 2023 Warrants | Annual conditional probabilities of the Additional Funding Amount
Additional Disclosures on Financial Instruments
Percentage, up	10.00%
Fair value of warrant at decrease in unobservable input	€ (7,706,000)
Fair value of warrant at increase in unobservable input	€ 5,847,000
May 2023 Warrants | Annual conditional probabilities of the Additional Funding Amount | Warrants
Additional Disclosures on Financial Instruments
Percentage, up		10.00%
Fair value of warrant at decrease in unobservable input		€ (6,795,000)